Summary of Significant Accounting Policies - Schedule of Movement of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Contract Liabilities [Abstract]
At the beginning of the year	$ 10
Deposits received	10	10
Recognized as revenue	(10)
Exchange
At the end of the year	$ 10	$ 10